Earnings Per Equity Share - Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings Per Equity Share - Reconciliation of Basic and Diluted Shares Used in Computing Earnings Per Equity Share

2.19 Earnings per equity share - reconciliation of basic and diluted shares used in computing earnings per equity share

Accounting policy

Basic earnings per equity share is computed by dividing the net profit attributable to the equity holders of the Group by the weighted average number of equity shares outstanding during the period. Diluted earnings per equity share is computed by dividing the net profit attributable to the equity holders of the Group by the weighted average number of equity shares considered for deriving basic earnings per equity share and also the weighted average number of equity shares that could have been issued upon conversion of all dilutive potential equity shares. The dilutive potential equity shares are adjusted for the proceeds receivable had the equity shares been actually issued at fair value (i.e., the average market value of the outstanding equity shares). Dilutive potential equity shares are deemed converted as at the beginning of the period, unless issued at a later date. Dilutive potential equity shares are determined independently for each period presented.

The number of equity shares and potentially dilutive equity shares are adjusted retrospectively for all periods presented for any share splits and bonus shares issues including for changes effected prior to the approval of the financial statements by the Board of Directors.

The following is the computation of basic earnings per equity share

	Year ended March 31,
	2026	2025	2024
Profit attributable to equity holders of the Company (Dollars in millions)	3,313	3,158	3,167
Weighted average number of equity shares outstanding used in computing basic earnings per equity share (1)	4,112,814,745	4,141,611,738	4,138,568,090
Basic earnings per equity share ($)	0.81	0.76	0.77

The following is a reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share:

	Year ended March 31,
	2026	2025	2024
Profit attributable to equity holders of the Company (Dollars in millions)	3,313	3,158	3,167
Weighted average number of equity shares outstanding used in computing basic earnings per equity share (1)	4,112,814,745	4,141,611,738	4,138,568,090
Effect of dilutive common equivalent shares - share options outstanding	7,293,423	10,439,446	6,112,335
Weighted average number of equity shares and common equivalent shares outstanding used in computing diluted earnings per equity share -	4,120,108,168	4,152,051,184	4,144,680,425
Diluted earnings per equity share ($)	0.80	0.76	0.76

(1)
excludes treasury shares

For fiscal 2026, 2025 and 2024 there were 1,235,321, 13,931 and 119,711 respectively, options to purchase equity shares which had an anti-dilutive effect.